ACCOUNTS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

Accounts payable were $1,430,201 and $1,054,371 as of June 30, 2019 and December 31, 2018, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases, audit, legal and other expenses incurred by the Company. The increase relates to inventory purchased at EZ-CLONE for production for sales during the three months ended September 30, 2019.

Accounts payable were $1,054,371 and $821,398 as of December 31, 2018 and December 31, 2017, respectively. Such liabilities consisted of amounts due to vendors for inventory purchases, audit, legal and other expenses incurred by the Company.